Oct. 28, 2016

BLACKROCK GLOBAL SMALLCAP FUND, INC.
(the “Fund”)

Supplement dated March 28, 2017 to
the Summary Prospectus and Prospectus, Prospectus and Statement of Additional Information,
each dated October 27, 2016, as amended or supplemented to date

On March 27, 2017, the Board of Directors of the Fund (the “Board”) approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage Global Fund, Inc.” and certain changes to the Fund’s investment objective and investment strategies, including eliminating the Fund’s non-fundamental policy to invest, under normal circumstances, at least 80% of its assets in equity securities of small cap issuers. The Board also approved contractual expense caps for Investor A, Investor B, Investor C, Institutional and Class R Shares. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance.

Since the Fund’s investment objective is a fundamental policy of the Fund, the change to the Fund’s investment objective is required to be approved by shareholders. On March 27, 2017, the Board approved a special meeting of shareholders of the Fund to be held on June 23, 2017 to vote on the proposal to change the Fund’s investment objective. Unlike the current investment objective of the Fund, which is a fundamental policy of the Fund and may only be changed with shareholder approval, the proposed investment objective of the Fund would be a non-fundamental policy that may be changed by the Board in the future without shareholder approval upon prior notice to shareholders. At the special meeting of shareholders, shareholders will also be asked to vote on proposals relating to the amendment or elimination of certain of the Fund’s fundamental investment restrictions that have been approved by the Board. Fund shareholders of record on the record date will be entitled to notice of and to vote at the special meeting of shareholders and will receive proxy materials describing the proposals in greater detail.

All of these changes are expected to become effective as soon as practicable after the shareholders of the Fund approve the change to the investment objective of the Fund. If the change to the investment objective of the Fund is not approved at the special meeting of shareholders, the changes to the Fund’s name, investment strategies, portfolio management team and benchmark index will not take effect because such changes are incompatible with the Fund’s current investment objective.

As soon as practicable after shareholder approval of the change to the Fund’s investment objective, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

The BlackRock Global SmallCap Fund, Inc. is renamed BlackRock Advantage Global Fund, Inc.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Investment Objective” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Investment Objective” are deleted in their entirety and replaced with the following:

Investment Objective

The investment objective of BlackRock Advantage Global Fund, Inc. (the “Fund”) is to seek long-term capital appreciation.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index (the “MSCI ACWI Index”). The MSCI ACWI Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI ACWI Index.

The Fund will invest in securities of issuers from a variety of countries, including those in emerging markets. The Fund may also invest in equity securities issued by emerging growth companies, which are companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more—unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%)—of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk—The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	“New Issues” Risk—“New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk—Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Principal Risks of Investing in the Fund” are amended to delete “Depositary Receipts Risk” and “Small Cap and Emerging Growth Securities Risk.”

Change in the Fund’s Performance Information and Benchmark

In the section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Performance Information” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Performance Information,” the MSCI All Country World IndexSM replaces the MSCI All Country World Small Cap IndexSM and the MSCI World IndexSM as the performance benchmark against which the Fund measures its performance.

Addition of Contractual Expense Caps

The section of the Summary Prospectus entitled “Key Facts About BlackRock Global SmallCap Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global SmallCap Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 23 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.32%	0.53%	0.37%	0.22%	0.42%
Total Annual Fund Operating Expenses	1.42%	2.38%	2.22%	1.07%	1.77%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.46)%	(0.67)%	(0.51)%	(0.36)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.96%	1.71%	1.71%	0.71%	1.21%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes—Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.96% (for Investor A Shares), 1.71% (for Investor B and Investor C Shares), 0.71% (for Institutional Shares) and 1.21% (for Class R Shares) of average daily net assets through October 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$618	$908	$1,219	$2,100
Investor B Shares	$624	$1,028	$1,410	$2,425
Investor C Shares	$274	$645	$1,143	$2,515
Institutional Shares	$73	$305	$555	$1,273
Class R Shares	$123	$503	$907	$2,038

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$174	$678	$1,210	$2,425
Investor C Shares	$174	$645	$1,143	$2,515

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.